UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     October 31, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $173,238 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                 COM             004764106     2013   130520 SH       SOLE                        0   130520        0
AKAMAI TECHNOLOGIES INC         COM             00971T101     1842    64110 SH       SOLE                        0    64110        0
APPLE INC                       COM             037833100     9839    64109 SH       SOLE                        0    64109        0
ARTHROCARE CORP                 COM             043136100     6039   108045 SH       SOLE                        0   108045        0
BROADCOM CORP                   CL A            111320107     6279   172318 SH       SOLE                        0   172318        0
CAVIUM NETWORKS INC             COM             14965A101     2024    62285 SH       SOLE                        0    62285        0
CELGENE CORP                    COM             151020104     5671    79529 SH       SOLE                        0    79529        0
CISCO SYS INC                   COM             17275R102     4482   135279 SH       SOLE                        0   135279        0
COACH INC                       COM             189754104     4276    90450 SH       SOLE                        0    90450        0
COGNIZANT TECHNOLOGY SOLUTIO    CL A            192446102     8341   209064 SH       SOLE                        0   209064        0
CROCS INC                       COM             227046109     8555   127215 SH       SOLE                        0   127215        0
DIGITAL RIV INC                 COM             25388B104     2387    53335 SH       SOLE                        0    53335        0
EBAY INC                        COM             278642103     4461   114320 SH       SOLE                        0   114320        0
FIRST SOLAR INC                 COM             336433107     3004    25517 SH       SOLE                        0    25517        0
FOSTER WHEELER LTD              SHS NEW         G36535139     5956    45365 SH       SOLE                        0    45365        0
GENENTECH INC                   COM NEW         368710406     6826    87487 SH       SOLE                        0    87487        0
GILEAD SCIENCES INC             COM             375558103     8504   208086 SH       SOLE                        0   208086        0
GOOGLE INC                      CL A            38259P508     5909    10417 SH       SOLE                        0    10417        0
HEALTHWAYS INC                  COM             422245100     5816   107758 SH       SOLE                        0   107758        0
INTUITIVE SURGICAL INC          COM NEW         46120E602     7209    31342 SH       SOLE                        0    31342        0
KYPHON INC                      COM             501577100     6729    96133 SH       SOLE                        0    96133        0
LIFECELL CORP                   COM             531927101     5542   147505 SH       SOLE                        0   147505        0
MARVELL TECHNOLOGY GROUP LTD    ORD             G5876H105     2601   158895 SH       SOLE                        0   158895        0
MEMC ELECTR MATLS INC           COM             552715104     3617    61455 SH       SOLE                        0    61455        0
MONSTER WORLDWIDE INC           COM             611742107     3077    90348 SH       SOLE                        0    90348        0
NETWORK APPLIANCE INC           COM             64120L104     6034   224239 SH       SOLE                        0   224239        0
PANERA BREAD CO                 CL A            69840W108     2723    66735 SH       SOLE                        0    66735        0
QUALCOMM INC                    COM             747525103     3847    91037 SH       SOLE                        0    91037        0
STARBUCKS CORP                  COM             855244109     5198   198398 SH       SOLE                        0   198398        0
SUNPOWER CORP                   COM CL A        867652109     2868    34627 SH       SOLE                        0    34627        0
VENTANA MED SYS INC             COM             92276H106     5317    61895 SH       SOLE                        0    61895        0
VERISIGN INC                    COM             92343E102     4167   123512 SH       SOLE                        0   123512        0
VISTAPRINT LIMITED              SHS             G93762204     5175   138475 SH       SOLE                        0   138475        0
VMWARE INC                      CL A COM        928563402     2528    29745 SH       SOLE                        0    29745        0
ZUMIEZ INC                      COM             989817101     4382    98759 SH       SOLE                        0    98759        0